Accrued Expenses	12 Months Ended
Dec. 31, 2012
Notes
Accrued Expenses

Note 10 - Accrued Expenses

A summary of Accrued Expenses as of December 31, are as follows:

	2012	2011
Accrued Consulting Fees	$220,631	$178,224
Credit Cards Payable	149,122	181,318
Accrued Interest Payable	51,786	--
Reserve for Warranty	1,717	25,241
Warrant Exercise Liability	--	8,000
Total	$423,256	$394,530